OTHER FINANCIAL LIABILITIES - Schedule of currency balances of interest bearing loans (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Nov. 03, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 6,936,188	$ 6,781,880	$ 6,800,000	$ 10,396,482	$ 10,853,860
Interest Bearing Loans
Disclosure of detailed information about borrowings [line items]
Borrowings	3,968,194	4,565,426
Brazilian real | Interest Bearing Loans
Disclosure of detailed information about borrowings [line items]
Borrowings	0	314,322
Chilean Peso | Interest Bearing Loans
Disclosure of detailed information about borrowings [line items]
Borrowings	160,730	157,288
US Dollar | Interest Bearing Loans
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,807,464	$ 4,093,816